DUE FROM RELATED PARTY (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Related Party Transaction [Line Items]
Account receivable	$ 5,420,643		$ 3,463,543
Suzhou Tongsheng Dual Metal Material Co Ltd [Member]
Related Party Transaction [Line Items]
Account receivable	2,169,937	[1]	1,685,049	[1]
Shenzhen Tofa Complex Metal Material Co Ltd [Member]
Related Party Transaction [Line Items]
Account receivable	$ 3,250,706	[1]	$ 1,778,494	[1]

[1]	Suzhou Tongsheng Dual Metal Material Co., Ltd and Shenzhen Tofa Complex Metal Material Co. Ltd are controlled by Chuan Tao Zheng, Chairman, CEO and Stockholder of the Company.